Marketable Securities (Details) - Schedule of investments with continuous unrealized losses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	$ 150,137	$ 120,723
Less than 12 months, Unrealized losses	(7,983)	(1,166)
More than 12 months, Fair value	111,938	3,586
More than 12 months, Unrealized losses	(9,453)	(23)
Fair value	262,075	124,309
Unrealized losses	(17,436)	(1,189)
Corporate debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	143,402	114,199
Less than 12 months, Unrealized losses	(7,666)	(1,075)
More than 12 months, Fair value	103,890	1,063
More than 12 months, Unrealized losses	(9,083)	(15)
Fair value	247,292	115,262
Unrealized losses	(16,749)	(1,090)
Government debentures [Member]
Marketable Securities (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	6,735	6,524
Less than 12 months, Unrealized losses	(317)	(91)
More than 12 months, Fair value	8,048	2,523
More than 12 months, Unrealized losses	(370)	(8)
Fair value	14,783	9,047
Unrealized losses	$ (687)	$ (99)